Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2019
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Detailed Information About Bonds And Money Market Funds

	November 30		December 1,

	2019	2018	2017

Bonds	$5,246	$7,746	$12,878

Money market funds	7,337	7,145	11,299
	12,583	14,891	24,177
Current portion	11,964	9,691	16,524

Non-current portion	$619	$5,200	$7,653